Investments in Affiliates (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Oct. 31, 2023
Investments in Affiliates
Carrying amounts of the VIE assets	$ 1,055,129	$ 46,881,358
Carrying amounts of the VIEs liabilities	9,127,425	5,560,518
Primary beneficiary of a VIE
Investments in Affiliates
Carrying amounts of the VIE assets	8,600,000
Angel Studios, Inc. CIK: 0001671941
Investments in Affiliates
Carrying amounts of the VIE assets	98,524,262	98,258,195
Carrying amounts of the VIEs liabilities	94,672,613	58,582,535
Aggregate purchase price				$ 1,000,000
Impairment of investment in affiliates	1,000,000
Investees' net income (loss)	67,608	9,364	$ 67,608
Carrying value of investments from equity method investment	2,600,000	2,600,000
Carrying value of investments from cost method investment	5,600,000	$ 900,000
Impairment of cost method investment	0
Angel Studios, Inc. CIK: 0001671941 | Unconsolidated primary beneficiary
Investments in Affiliates
Equity investment, totaling	0
Angel Studios, Inc. CIK: 0001671941 | Primary beneficiary of a VIE
Investments in Affiliates
Carrying amounts of the VIEs liabilities	8,600,000
Redemption of preferred shares of that VIE	$ 6,000,000